Document and Entity Information	Apr. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-35419
Entity Registrant Name	KAMAN CORPORATION
Entity Central Index Key	0000054381
Entity Incorporation, State or Country Code	CT
Entity Tax Identification Number	06-0613548
Entity Address, Address Line One	1332 Blue Hills Avenue
Entity Address, City or Town	Bloomfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	860
Local Phone Number	243-7100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock ($1 par value)
Trading Symbol	KAMN
Security Exchange Name	NYSE